Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum rental payments under the leases as of December 31, 2017, are as follows:

	Office	Equipment	Total

2018	$83,025	$7,036	$90,061
2019	69,741	7,036	76,777
2020	-	4,691	4,691

Total future minimum lease payments	$152,766	$18,762	$171,528